Commitments and contractual obligations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary of Contractual Obligations
The Company’s commitments and contractual obligations at December 31, 2023 include:

	2024	2025	2026	2027	2028 and later	Total

Debt - senior notes(1)	$—	$—	$—	$—	$500,000	$500,000
Debt - Term Facility(1)	—	—	78,453	75,184	18,958	172,595
Purchase obligations	23,651	1,284	—	—	—	24,935
Leases	7,016	4,077	2,845	2,199	6,980	23,117
Mineral properties	8,003	8,063	8,087	3,356	479	27,988
Asset retirement obligations	4,019	1,917	958	—	205,815	212,709
	$42,689	$15,341	$90,343	$80,739	$732,232	$961,344
(1)Does not include interest on debt.